Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Government assistance	$ 1.1	$ 1.2
Leased equipment	4.7	4.7
Leased building	$ 2.6	$ 2.6